Condensed Shinhan Financial Group (Parent Company only) Statement of Financial Position (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investment (at equity) in subsidiaries:
Financial assets at FVTPL	₩ 56,643,670	₩ 62,403,759
Derivative assets	6,461,796	3,799,189
Other assets
Other	34,507,838	35,973,754
Total assets	675,884,281	648,152,185
Liabilities
Borrowings	49,279,175	43,167,065
Bonds issued	77,288,783	80,149,363
Derivative liabilities	7,704,705	3,586,564
Accrued expenses & other liabilities	41,488,772	40,990,836
Total liabilities	624,753,859	598,613,763
Equity
Total equity	51,130,422	49,538,422	₩ 46,356,858	₩ 41,930,381
Total liabilities and equity	675,884,281	648,152,185
Parent Company only
Deposits
Banking subsidiaries	2,187	3,913
Other	0	41,000
Receivables from subsidiaries:
Non-banking subsidiaries	4,009,467	3,976,059
Investment (at equity) in subsidiaries:
Banking subsidiaries	13,797,222	13,797,222
Non-banking subsidiaries	16,933,142	16,537,819
Financial assets at FVTPL	1,778,475	1,617,734
Derivative assets	0	17,933
Property, equipment and intangible assets, net	11,411	10,597
Other assets
Banking subsidiaries	483,688	326,216
Non-banking subsidiaries	384,443	468,150
Other	56,279	19,250
Total assets	37,456,314	36,815,893
Liabilities
Borrowings	20,000	0
Bonds issued	9,815,457	9,559,553
Derivative liabilities	0	6,263
Accrued expenses & other liabilities	944,308	844,701
Total liabilities	10,779,765	10,410,517
Equity
Total equity	26,676,549	26,405,376
Total liabilities and equity	₩ 37,456,314	₩ 36,815,893